Income Taxes - Components of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Mar. 31, 2020	Mar. 31, 2019
Income Tax Disclosure [Abstract]
Net operating loss and other credit carryforwards	$ 318,341	$ 309,961
Inventory	17,521	17,849
Accruals and reserves	40,492	41,091
Interest carryforward	38,383	24,457
Pension and other postretirement benefits	152,048	126,337
Lease right-of-use assets	11,495
Prepaid expenses and other	241
Acquired contract liabilities, net	21,771	45,479
Deferred tax assets, gross	600,292	565,174
Valuation allowance	(438,667)	(399,013)
Net deferred tax assets	161,625	166,161
Deferred revenue	38,458	27,159
Property and equipment	34,939	46,538
Goodwill and other intangible assets	80,740	93,272
Lease liabilities	14,928
Prepaid expenses and other		6,156
Deferred tax liabilities	169,065	173,125
Net deferred tax liabilities	$ 7,440	$ 6,964